Leases	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Leases

Note 8 – Leases

Our leases relate to three office locations, two of which are branch locations, with remaining terms of two to ten years. Certain lease arrangements contain extension options which range from five to ten years at the then fair market rental rates. As these extension options are not generally considered reasonably certain of exercise, they are not included in the lease term. As of December 31, 2019, operating lease ROU assets were $1.9 million and the lease liability was $2.0 million. The table below depicts information related to the Company’s leases:

	Twelve Months Ended December 31,
	2019
	(in thousands except percent and period data)

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases		$357
ROU assets obtained in exchange for new operating lease liabilities		1,945
Weighted-average remaining lease term - operating leases, in years		7.6
Weighted-average discount rate - operating leases		2.9%

Total rental expense related to the operating leases was $371,327, $339,782, and $155,757 for the years ended December 31, 2019, 2018 and 2017, respectively, and is included in net occupancy expense. A table detailing the lease expense associated with the aforementioned properties is below.

December 31,
(dollars in thousands)
2020	$381
2021	347
2022	225
2023	229
2024	233
Thereafter	846
Total lease payments	2,261
Less: Interest	(249)
Present value of lease liabilities	$2,012

Lease Commitments Disclosure at December 31, 2018 Prior to Adoption of ASU 2016-02

Operating leases for 2018 and 2017 were accounted for under ASC 840, Leases. Total rental expense related to the operating leases was $339,782 and $155,575 for the years ended December 31, 2018 and 2017, respectively, and is included in net occupancy expense. A table detailing the lease expense associated with the aforementioned properties is below.

December 31,
(dollars in thousands)
2019	$345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	2,186